RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Market Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
5% increase in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	$ (15)	$ (5)	$ (24)
Effect on OCI	(90)	(24)	(23)
5% increase in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	8	26	18
Effect on OCI	106	132	163
5% decrease in future energy prices | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	15	5	24
Effect on OCI	90	24	23
5% decrease in future energy prices | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(8)	(26)	(18)
Effect on OCI	(106)	(132)	(163)
Impact of 1% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(47)	(29)	(91)
Effect on OCI	180	67	89
Impact of 1% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	46	28	92
Effect on OCI	$ (186)	$ (72)	$ (95)